Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INSTITUTIONAL FUNDS
Entity Central Index Key	0000862157
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000099641
Shareholder Report [Line Items]
Fund Name	DWS S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SXPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS S&P 500 Index Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.54%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Expenses Represent Both Master and Feeder [Text]	The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.
AssetsNet	$ 1,591,385,905
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 375,815
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,591,385,905
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	375,815

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	12%
Communication Services	9%
Consumer Discretionary	9%
Industrials	9%
Health Care	9%
Consumer Staples	4%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Table Summary
Holdings	37.8% of Net Assets
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Alphabet, Inc.	5.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
Eli Lilly & Co.	1.5%

C000099643
Shareholder Report [Line Items]
Fund Name	DWS S&P 500 Index Fund
Class Name	Class C
Trading Symbol	SXPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS S&P 500 Index Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 1.26%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%	[2]
Expenses Represent Both Master and Feeder [Text]	The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.
AssetsNet	$ 1,591,385,905
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 375,815
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,591,385,905
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	375,815

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	12%
Communication Services	9%
Consumer Discretionary	9%
Industrials	9%
Health Care	9%
Consumer Staples	4%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Table Summary
Holdings	37.8% of Net Assets
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Alphabet, Inc.	5.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
Eli Lilly & Co.	1.5%

C000188496
Shareholder Report [Line Items]
Fund Name	DWS S&P 500 Index Fund
Class Name	Class R6
Trading Symbol	SXPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS S&P 500 Index Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[3]
Expenses Represent Both Master and Feeder [Text]	The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.
AssetsNet	$ 1,591,385,905
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 375,815
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,591,385,905
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	375,815

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	12%
Communication Services	9%
Consumer Discretionary	9%
Industrials	9%
Health Care	9%
Consumer Staples	4%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Table Summary
Holdings	37.8% of Net Assets
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Alphabet, Inc.	5.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
Eli Lilly & Co.	1.5%

C000099644
Shareholder Report [Line Items]
Fund Name	DWS S&P 500 Index Fund
Class Name	Class S
Trading Symbol	SCPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS S&P 500 Index Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$15	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.29%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[4]
Expenses Represent Both Master and Feeder [Text]	The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.
AssetsNet	$ 1,591,385,905
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 375,815
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,591,385,905
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	375,815

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	12%
Communication Services	9%
Consumer Discretionary	9%
Industrials	9%
Health Care	9%
Consumer Staples	4%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Table Summary
Holdings	37.8% of Net Assets
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Alphabet, Inc.	5.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
Eli Lilly & Co.	1.5%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.